Regulatory Capital (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Proceeds from rights offering, net		$ 6,143
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Common Equity Tier One Capital Ratio	4.50%
Total capital ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets ratio	11.18%	11.57%
Capital Conservation Buffer	2.50%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Common Equity Tier One Capital Ratio	4.50%
Total capital ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets ratio	10.08%	10.37%